Intangible Asset (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Asset
Schedule of carrying value of the intangible assets acquired

	IP Assets	Patents	Total
Balance, June 30, 2022	$1,501	$—	$1,501
Additions	—	41	41
Amortisation	(110)	—	(110)
Balance, June 30, 2023	1,391	41	1,432
Amortisation	(83)	(2)	(85)
Balance, June 30, 2024	$1,308	$39	$1,347